RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Due to related parties	$ 2,470,867	$ 3,819,200	$ 592,739
Qiongfang Shi (Member)
Due to related parties	1,617,908	2,967,894	0
Tijing Song [Member]
Due to related parties	440,755	448,151	136,265
Guoping Chen [Member]
Due to related parties	$ 412,204	$ 403,155	$ 456,474